Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Other Types [Member]
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 212	$ 346	$ 205
Impairment of Fixed Assets [Member]
Property and Equipment, Net [Line Items]
Impairment loss	$ 1,426